Securities and Other Collateralized Financing Activities, Gross Obligations by Underlying Collateral Type (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 100,506	$ 46,089
Securities lending arrangements	5,554	8,965
Total repurchases and securities lending	106,060	55,054
Securities of U.S. Treasury and federal agencies [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	38,742	27,857
Securities lending arrangements	251	278
Securities of U.S. states and political subdivisions [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	579	83
Federal agency mortgage-backed securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	48,019	8,386
Securities lending arrangements	31	58
Non-agency mortgage-backed securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,889	682
Corporate debt securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	7,925	6,541
Securities lending arrangements	293	206
Asset-backed securities index [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,176	1,529
Equity securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	635	711
Securities lending arrangements	4,965	8,356
Other liabilities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	541	300
Securities lending arrangements	$ 14	$ 67